Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights

5. Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights

Loans, Loans Held For Sale, Notes and Certificates

The Company sells loans and issues notes and the Trust issues certificates as a means to allow investors to invest in the corresponding loans. At September 30, 2017 and December 31, 2016, loans, loans held for sale, notes and certificates measured at fair value on a recurring basis were as follows:

	Loans(1)		Loans Held For Sale(1)(2)		Notes and Certificates
	September 30, 2017	December 31, 2016	September 30, 2017	December 31, 2016	September 30, 2017	December 31, 2016
Aggregate principal balance outstanding	$3,620,061	$4,565,653	$277,191	$9,345	$3,725,615	$4,572,912
Net fair value adjustments	(206,168)	(253,669)	(11,266)	(297)	(210,037)	(252,017)
Fair value	$3,413,893	$4,311,984	$265,925	$9,048	$3,515,578	$4,320,895

(1)	Loans and loans held for sale include loans invested in by the Company for which there were no associated notes or certificates, as summarized in the table below.
(2)	Loans held for sale at September 30, 2017, include $91.5 million in loans at fair value related to the LCAM legacy fund wind-down, as described in “Note 18. Subsequent Events.”

At September 30, 2017 and December 31, 2016, loans invested in by the Company for which there were no associated notes or certificates were as follows:

	Loans Invested in by the Company
	Loans		Loans Held For Sale		Total
	September 30, 2017	December 31, 2016	September 30, 2017	December 31, 2016	September 30, 2017	December 31, 2016
Aggregate principal balance outstanding	$13,891	18,515	$180,299	$9,345	$194,190	$27,860
Net fair value adjustments	(1,488)	(1,652)	(5,908)	(297)	(7,396)	(1,949)
Fair value	$12,403	16,863	$174,391	$9,048	$186,794	$25,911

The net change in fair value recorded in earnings on loans invested in by the Company was $(7.8) million and $(11.4) million in the third quarter and first nine months of 2017, respectively. This change was offset by $10.1 million and $16.3 million in interest income earned on the loans held by the Company during the third quarter and first nine months of 2017, respectively.

The following tables present loans invested in by the Company for the third quarters and first nine months of 2017 and 2016:

	Loans invested in by the Company
	Outstanding Principal Balance	Valuation Adjustment	Fair Value		Outstanding Principal Balance	Valuation Adjustment	Fair Value
Beginning balance at June 30, 2017	$57,221	$(2,371)	$54,850	Beginning balance at June 30, 2016	$35,672	$(1,126)	$34,546
Purchases	586,708	(473)	586,235	Purchases	3,579	—	3,579
Sales	(429,481)	1,741	(427,740)	Sales	(6)	—	(6)
Principal payments	(18,720)	—	(18,720)	Principal payments	(4,352)	—	(4,352)
Charge-offs	(1,538)	1,538	—	Charge-offs	(701)	701	—
Recoveries	—	(56)	(56)	Recoveries	—	(562)	(562)
Change in fair value recorded in earnings	—	(7,775)	(7,775)	Change in fair value recorded in earnings	—	(476)	(476)
Ending balance at September 30, 2017	$194,190	$(7,396)	$186,794	Ending balance at September 30, 2016	$34,192	$(1,463)	$32,729

	Loans invested in by the Company
	Outstanding Principal Balance	Valuation Adjustment	Fair Value		Outstanding Principal Balance	Valuation Adjustment	Fair Value
Beginning balance at December 31, 2016	$27,860	$(1,949)	$25,911	Beginning balance at December 31, 2015	$3,462	$(4)	$3,458
Purchases	777,117	(481)	776,636	Purchases	175,600	—	175,600
Sales	(576,065)	2,634	(573,431)	Sales	(135,531)	—	(135,531)
Principal payments	(30,703)	—	(30,703)	Principal payments	(8,534)	—	(8,534)
Charge-offs	(4,019)	4,019	—	Charge-offs	(805)	805	—
Recoveries	—	(256)	(256)	Recoveries	—	(580)	(580)
Change in fair value recorded in earnings	—	(11,363)	(11,363)	Change in fair value recorded in earnings	—	(1,684)	(1,684)
Ending balance at September 30, 2017	$194,190	$(7,396)	$186,794	Ending balance at September 30, 2016	$34,192	$(1,463)	$32,729

The Company used its own capital to purchase $586.7 million in loans during the third quarter of 2017 and sold $429.5 million in loans during the third quarter of 2017, of which $98.1 million was securitized and sold and $331.4 million was sold to whole loan investors. The aggregate principal balance outstanding of loans invested in by the Company was $194.2 million at September 30, 2017, of which $180.3 million was held for sale primarily to support upcoming securitization initiatives and sales to whole loan investors. The Company purchased $777.1 million in loans during the first nine months of 2017. and sold $576.1 million in loans during the first nine months of 2017.

The Company continues to evaluate the impact of natural disasters on loans held by LendingClub and investors. Temporary relief measures on payment obligations have been provided to borrowers who reside in the affected areas. At September 30, 2017, $25.0 million of loans invested in by the Company were to borrowers who reside in the affected areas. While it is still early, the Company has reviewed its portfolio for potential losses from these recent natural disasters and reflected additional expected credit losses for these loans in the valuation of loans invested in by the Company. The Company continues to monitor performance of these loans.

The Company places all loans that are contractually past due by 120 days or more on non-accrual status. At September 30, 2017 and December 31, 2016, loans that were 90 days or more past due (including non-accrual loans) were as follows:

	September 30, 2017		December 31, 2016
	> 90 days past due	Non-accrual loans	> 90 days past due	Non-accrual loans
Loans and loans held for sale (1):
Outstanding principal balance	$42,258	$4,945	$45,718	$5,055
Net fair value adjustments	(35,499)	(4,123)	(40,183)	(4,392)
Fair value	$6,759	$822	$5,535	$663
Number of loans (not in thousands)	4,023	507	4,041	483

Loans invested in by the Company:
Outstanding principal balance	$1,087	$189	$511	$90
Net fair value adjustments	(932)	(165)	(449)	(80)
Fair value	$155	$24	$62	$10
Number of loans (not in thousands)	265	38	154	18

(1)	Loans and loans held for sale include loans invested in by the Company for which there were no associated notes or certificates.

Loan Servicing Rights

Loans underlying loan servicing rights had a total outstanding principal balance of $7.63 billion and $6.54 billion as of September 30, 2017 and December 31, 2016, respectively.

5. Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights

Loans, Loans Held For Sale, Notes and Certificates

The Company sells loans and issues notes and the Trust issues certificates as a means to allow investors to invest in the associated loans. At December 31, 2016 and 2015, loans, loans held for sale, notes and certificates measured at fair value on a recurring basis were as follows:

	Loans		Loans Held For Sale		Notes and Certificates
December 31,	2016	2015	2016	2015	2016	2015
Aggregate principal balance outstanding	$4,565,653	$4,681,671	$9,345	$—	$4,572,912	$4,697,169
Net fair value adjustments	(253,669)	(125,590)	(297)	—	(252,017)	(125,586)
Fair value	$4,311,984	$4,556,081	$9,048	$—	$4,320,895	$4,571,583

Loans invested in by the Company for which there was no associated note or certificate, had an aggregate principal balance outstanding of $27.9 million and a fair value of $25.9 million at December 31, 2016. Loans invested in by the Company for which there was no associated note or certificate were immaterial at December 31, 2015.

The Company places all loans for all loan products that are contractually past due by 120 days or more on non-accrual status. At December 31, 2016 and 2015, loans that were 90 days or more past due (including non-accrual loans) were as follows:

	December 31, 2016		December 31, 2015
	> 90 days past due	Non-accrual loans	> 90 days past due	Non-accrual loans
Outstanding principal balance	$45,718	$5,055	$30,094	$4,513
Net fair value adjustments	(40,183)	(4,392)	(25,312)	(3,722)
Fair value	$5,535	$663	$4,782	$791
# of loans (not in thousands)	4,041	483	2,606	382

Loan Servicing Rights

At December 31, 2016, loans underlying loan servicing rights had a total outstanding principal balance of $6.54 billion. At December 31, 2015, loans underlying loan servicing rights had a total outstanding principal balance of $4.29 billion.